Schedule of property and equipment useful lives (Details)	Jun. 30, 2026
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]